Leases (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2012	$ 23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300
Total minimum lease payments	75,000
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 31,400	$ 30,700	$ 30,900